STOCK-BASED COMPENSATION - additional information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs	$ 2,579,505
Fair value of shares vested	1,865,970	$ 2,153,976
Aggregate intrinsic value of options exercised	$ 699,281	30,955
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			51.80%	47.40%	46.90%
Expected term (in years)			5 years 11 months 26 days	5 years 10 months 24 days	5 years 10 months 24 days
Risk-free interest rate			0.30%	1.80%	2.80%
Expected dividend yield			0.00%	0.00%	0.00%
Weighted average grant date fair value of the options granted			$ 1.44	$ 1.49	$ 1.52
Total unrecognized compensation costs		$ 3,897,285	$ 3,490,761	$ 6,321,143	$ 2,386,838
Total unrecognized compensation costs expected to be recognized over a weighted-average period	1 year 2 months 23 days	1 year 4 months 20 days	1 year 3 months 10 days	1 year 4 months 20 days	1 year 1 month 9 days
Fair value of shares vested			$ 2,558,269	$ 1,581,077	$ 1,419,097
Aggregate intrinsic value of options exercised			$ 109,880	$ 277,155	$ 394,679